FLOW-THROUGH SHARE PREMIUM	12 Months Ended
Dec. 31, 2023
FLOW-THROUGH SHARE PREMIUM
FLOW-THROUGH SHARE PREMIUM
9.	FLOW-THROUGH SHARE PREMIUM

	Issued	Issued	Issued	Issued
	August 24,	November 25,	December 14,	November 6,
	2021	2021	2022	2023	Total
	$	$	$	$	$

Balance at December 31, 2021	10,129,196	12,600,000	—	—	22,729,196
Liability incurred on flow-through shares issued	—	—	14,500,000	—	14,500,000
Settlement of flow-through share premium on expenditures incurred	(10,129,196)	(7,036,650)	—	—	(17,165,846)
Balance at December 31, 2022	—	5,563,350	14,500,000	—	20,063,350
Liability incurred on flow-through shares issued	—	—	—	15,295,500	15,295,500
Settlement of flow-through share premium on expenditures incurred	—	(5,563,350)	(14,500,000)	(2,869,178)	(22,932,528)
Balance at December 31, 2023	—	—	—	12,426,322	12,426,322

Flow-through share arrangements entitle the holder of the flow-through share to a 100% tax deduction in respect of qualifying Canadian exploration expenses as defined in the Income Tax Act, Canada (“Qualifying CEE”).

During the year ended December 31, 2023, the Company incurred $81,699,542 (2022 – $66,727,234) in Qualifying CEE and amortized a total of $22,932,528 (2022 - $17,165,846) of its flow-through liabilities.

The flow-through premium liability does not represent a cash liability to the Company and is to be fully amortized to the statement of loss and comprehensive loss pro-rata with the amount of qualifying expenditures that will be incurred.

During the year ended December 31, 2023, the Company incurred $584,120 (2022 - $Nil) in Part XII.6 tax in respect of unspent flow-through proceeds renounced in year 1 under the Look-Back Rule, in accordance with the Income Tax Act of Canada. As at December 31, 2023, the Company must spend another $45,500,423 of Qualifying CEE by December 31, 2024 to satisfy its remaining current flow-through liability of $12,426,322.